NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     NATIONAL
     INSURED
     TRUST 305

            Estimated Current Return
            5.46% to 5.68%
            as of 09/27/95

            Estimated Long Term Return
            5.53% to 5.81%
             100,000 units in a
             diversified $10,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A4 348 Monthly Payment Option
                  6710A4 355 Quarterly Payment Option
                  6710A4 363 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NATIONAL INSURED TRUST 305
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 28, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    California Educational Facilities Authority, Revenue Bonds         2005 at 102          AAA           Aaa
                  (University of Redlands), Series 1995, 5.875% Due 10/1/15.
     750,000    Castaic Lake Water Agency (California), Refunding Revenue          2004 at 102          AAA           Aaa
                  Certificates of Participation (Water System Improvement
                  Projects), Series 1994A, 6.00% Due 8/1/18.
     750,000    The City of Los Angeles, California, Wastewater System             2004 at 102          AAA           Aaa
                  Revenue Bonds, Series 1994-A, 5.875% Due 6/1/24.
   1,000,000    City of Chicago (Illinois), Chicago-O'Hare International           2004 at 102          AAA           Aaa
                  Airport, General Airport Second Lien, Revenue Refunding
                  Bonds, 1993 Series C, 5.00% Due 1/1/18.
     750,000    Metropolitan Pier and Exposition Authority (Illinois),             2004 at 102          AAA           Aaa
                  McCormick Place Expansion Project Refunding Bonds, Series
                  1994A, 6.00% Due 6/15/27. (Original issue discount bonds
                  delivered on or about June 23, 1994 at a price of 93.881%
                  of principal amount.)
   1,000,000    Indiana Educational Facilities Authority Educational               2003 at 102          AAA           Aaa
                  Facilities Revenue Bonds, Series 1993 (Valparaiso
                  University Project), 5.125% Due 10/1/15.
   1,000,000    Massachusetts Water Resources Authority, General Revenue           2004 at 101          AAA           Aaa
                  Bonds, 1994 Series A, 6.00% Due 8/1/24.                              1/2
   1,000,000    Board of Trustees of Oakland University, Michigan, General         2005 at 102          AAA           Aaa
                  Revenue Bonds, Series 1995, 5.75% Due 5/15/26.
   1,000,000    City of Royal Oak Hospital Finance Authority (Michigan),           2003 at 102          AAA           Aaa
                  Hospital Revenue Refunding Bonds (William Beaumont
                  Hospital), Series 1993G, 5.25% Due 11/15/19. (Original
                  issue discount bonds delivered on or about December 16,
                  1993 at a price of 94.197% of principal amount.)
   1,000,000    Harris County Health Facilities (Texas), Development               2004 at 101          AAA           Aaa
                  Corporation Hospital Revenue Bonds (Hermann Hospital),
                  Series 1994, 6.375% Due 10/1/24.
   1,000,000    The City of Seattle, Washington, Municipal Light and Power         2005 at 102          AAA           Aaa
                  Revenue Bonds, 1995, Series A, 5.70% Due 9/1/20.
  ----------
  $10,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.07          5.46%            5.50%            5.51%
500-999                 50,000-99,999   4.75           99.92          5.47             5.50             5.52
1,000-2,499           100,000-249,999   4.50           99.65          5.49             5.52             5.54
2,500-4,999           250,000-499,999   4.25           99.39          5.50             5.53             5.55
5,000-9,999           500,000-999,999   3.50           98.62          5.54             5.58             5.60
10,000-24,999     1,000,000- 2,499,999  3.00           98.11          5.57             5.61             5.62
25,000-49,999     2,500,000- 4,999,999  2.50           97.61          5.60             5.63             5.65
50,000 and over    5,000,000 and over   2.00           97.11          5.63             5.66             5.68

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.07          5.53%            5.56%            5.58%
500-999                 50,000-99,999   4.75           99.92          5.54             5.57             5.59
1,000-2,499           100,000-249,999   4.50           99.65          5.56             5.59             5.61
2,500-4,999           250,000-499,999   4.25           99.39          5.58             5.61             5.63
5,000-9,999           500,000-999,999   3.50           98.62          5.64             5.67             5.69
10,000-24,999     1,000,000- 2,499,999  3.00           98.11          5.68             5.71             5.73
25,000-49,999     2,500,000- 4,999,999  2.50           97.61          5.72             5.75             5.77
50,000 and over    5,000,000 and over   2.00           97.11          5.76             5.79             5.81

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
National Insured                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .5009(1)                                                  $  5.4677
                                                          --------  $.4554 every month  --------
Quarterly Distribution Plan...........  $   .5009(1)   $  1.3743(2)   $  1.3743      $  1.3743        $  5.4997
Semi-Annual Distribution Plan.........  $   .5009(1)                  $  2.7576(3)                    $  5.5187
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.08 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01518 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.5009 per unit for the 33-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.5009 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01518              Quarterly - $0.01527
                             Semi-Annual - $0.01532
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 11 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 7 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                  23.3  %          Michigan                    19.3  %
Illinois                    16.7             Texas                       11.2
Indiana                      9.0             Washington                  10.0
Massachusetts               10.5

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.7 years.
The first bond is scheduled to mature in October, 2015, with the last bond maturity being June, 2027.

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
827

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      CALIFORNIA
     INSURED
     TRUST 255

            Estimated Current Return
            5.47% to 5.69%
            as of 09/27/95

            Estimated Long Term Return
            5.53% to 5.81%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67064W 341 Monthly Payment Option
                  67064W 358 Quarterly Payment Option
                  67064W 366 Semi-Annual Payment Option

                  Registered in California
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, CALIFORNIA INSURED TRUST 255
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 28, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of California, Various Purpose General Obligation            2004 at 102          AAA           Aaa
                  Bonds, 6.00% Due 8/1/19.
     500,000    California Educational Facilities Authority, Revenue Bonds         2005 at 102          AAA           Aaa
                  (University of Redlands), Series 1995, 5.875% Due 10/1/15.
     350,000    County of Alameda, California, 1993 Refunding Certificates         2003 at 100          AAA           Aaa
                  of Participation (Santa Rita Jail Project), 5.00% Due
                  12/1/15. (Original issue discount bonds delivered on or
                  about April 13, 1993 at a price of 91.00% of principal
                  amount.)
     500,000    Castaic Lake Water Agency (California), Refunding Revenue          2004 at 102          AAA           Aaa
                  Certificates of Participation (Water System Improvement
                  Projects), Series 1994A, 6.00% Due 8/1/18.
     500,000    Department of Water and Power of The City of Los Angeles           2003 at 102          AAA           Aaa
                  (California), Electric Plant Revenue Bonds, Second Issue
                  of 1993, 5.00% Due 10/15/33.
     500,000    The City of Los Angeles, California, Wastewater System             2004 at 102          AAA           Aaa
                  Revenue Bonds, Series 1994-A, 5.875% Due 6/1/24.
     150,000    The City of San Diego, California, Industrial Development          2003 at 102          AAA           Aaa
                  Revenue Refunding Bonds (San Diego Gas & Electric
                  Company), 1993 Series C, 5.90% Due 9/1/18.
     500,000    The City of Turlock (California), Auxiliary Organization           2006 at 102          AAA           Aaa
                  Revenue Certificates of Participation (California State
                  University, Stanislaus Foundation), Series 1995, 5.875%
                  Due 6/1/22.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.59          5.47%            5.50%            5.52%
500-999                 50,000-99,999   4.75           99.43          5.48             5.51             5.53
1,000-2,499           100,000-249,999   4.50           99.17          5.49             5.52             5.54
2,500-4,999           250,000-499,999   4.25           98.91          5.51             5.54             5.56
5,000-9,999           500,000-999,999   3.50           98.15          5.55             5.58             5.60
10,000-24,999     1,000,000- 2,499,999  3.00           97.64          5.58             5.61             5.63
25,000-49,999     2,500,000- 4,999,999  2.50           97.14          5.61             5.64             5.66
50,000 and over    5,000,000 and over   2.00           96.64          5.64             5.67             5.69

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.59          5.53%            5.56%            5.58%
500-999                 50,000-99,999   4.75           99.43          5.54             5.57             5.59
1,000-2,499           100,000-249,999   4.50           99.17          5.56             5.59             5.61
2,500-4,999           250,000-499,999   4.25           98.91          5.58             5.61             5.63
5,000-9,999           500,000-999,999   3.50           98.15          5.64             5.67             5.69
10,000-24,999     1,000,000- 2,499,999  3.00           97.64          5.68             5.71             5.73
25,000-49,999     2,500,000- 4,999,999  2.50           97.14          5.72             5.75             5.77
50,000 and over    5,000,000 and over   2.00           96.64          5.76             5.79             5.81

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
California Insured                        1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4989(1)                                                  $  5.4462
                                                          --------  $.4536 every month  --------
Quarterly Distribution Plan...........  $   .4989(1)   $  1.3689(2)   $  1.3689      $  1.3689        $  5.4782
Semi-Annual Distribution Plan.........  $   .4989(1)                  $  2.7486(3)                    $  5.4972
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.08 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01512 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.4989 per unit for the 33-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.4989 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01512              Quarterly - $0.01521
                             Semi-Annual - $0.01527
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.9 years.
The first bond is scheduled to mature in October, 2015, with the last bond maturity being October, 2033.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      FLORIDA
     INSURED
     TRUST 218

            Estimated Current Return
            5.29% to 5.50%
            as of 09/27/95

            Estimated Long Term Return
            5.37% to 5.64%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H4 349 Monthly Payment Option
                  6706H4 356 Quarterly Payment Option
                  6706H4 364 Semi-Annual Payment Option

                  Registered in Florida
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, FLORIDA INSURED TRUST 218
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 28, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of Florida, Department of Transportation, Turnpike           2005 at 101          AAA           Aaa
                  Revenue Bonds, Series 1995A, 5.50% Due 7/1/21.
     500,000    Hillsborough County Industrial Development Authority               2004 at 102          AAA           Aaa
                  (Florida), Pollution Control Revenue Refunding Bonds
                  (Tampa Electric Company Project), Series 1994, 6.25% Due
                  12/1/34.
     500,000    Kissimmee Utility Authority (Florida), Electric System             2003 at 102          AAA           Aaa
                  Improvement and Refunding Revenue Bonds, Series 1993,
                  5.25% Due 10/1/18. (Original issue discount bonds
                  delivered on or about June 17, 1993 at a price of 94.257%
                  of principal amount.)
     500,000    Pinellas County (Florida), Health Facilities Authority,            2003 at 102          AAA           Aaa
                  Hospital Revenue Bonds, Series 1993 (Morton Plant Health
                  System Project), 5.50% Due 11/15/18.
     500,000    City of St. Petersburg, Florida, Professional Sports               2005 at 101          AAA           Aaa
                  Facility Sales Tax Revenue Bonds, Series 1995, 5.75% Due
                  10/1/25.
     500,000    City of Tampa, Florida, Allegany Health System Revenue             2003 at 102          AAA           Aaa
                  Bonds, St. Mary's Hospital, Inc. Issue, Series 1993,
                  5.125% Due 12/1/23. (Original issue discount bonds
                  delivered on or about January 4, 1994 at a price of
                  94.522% of principal amount.)
     500,000    City of Tampa, Florida, Water and Sewer Systems Revenue            2003 at 100          AAA           Aaa
                  Bonds, Series 1993A, 5.00% Due 10/1/14. (Original issue
                  discount bonds delivered on or about June 24, 1993 at a
                  price of 92.236% of principal amount.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     98.94          5.29%            5.32%            5.34%
500-999                 50,000-99,999   4.75           98.78          5.30             5.33             5.35
1,000-2,499           100,000-249,999   4.50           98.52          5.31             5.34             5.36
2,500-4,999           250,000-499,999   4.25           98.27          5.33             5.36             5.38
5,000-9,999           500,000-999,999   3.50           97.50          5.37             5.40             5.42
10,000-24,999     1,000,000- 2,499,999  3.00           97.00          5.40             5.43             5.45
25,000-49,999     2,500,000- 4,999,999  2.50           96.50          5.42             5.46             5.48
50,000 and over    5,000,000 and over   2.00           96.01          5.45             5.48             5.50

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     98.94          5.37%            5.40%            5.42%
500-999                 50,000-99,999   4.75           98.78          5.38             5.41             5.43
1,000-2,499           100,000-249,999   4.50           98.52          5.40             5.43             5.45
2,500-4,999           250,000-499,999   4.25           98.27          5.42             5.45             5.47
5,000-9,999           500,000-999,999   3.50           97.50          5.48             5.51             5.53
10,000-24,999     1,000,000- 2,499,999  3.00           97.00          5.51             5.54             5.56
25,000-49,999     2,500,000- 4,999,999  2.50           96.50          5.55             5.58             5.60
50,000 and over    5,000,000 and over   2.00           96.01          5.59             5.62             5.64

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Florida Insured                           1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4798(1)                                                  $  5.2347
                                                          --------  $.4362 every month  --------
Quarterly Distribution Plan...........  $   .4798(1)   $  1.3158(2)   $  1.3158      $  1.3158        $  5.2667
Semi-Annual Distribution Plan.........  $   .4798(1)                  $  2.6424(3)                    $  5.2857
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01454 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.4798 per unit for the 33-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.4798 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01454              Quarterly - $0.01463
                             Semi-Annual - $0.01468
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 26.9 years.
The first bond is scheduled to mature in October, 2014, with the last bond maturity being December, 2034.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      GEORGIA
     INSURED
     TRUST 47

            Estimated Current Return
            5.25% to 5.46%
            as of 09/27/95

            Estimated Long Term Return
            5.37% to 5.65%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101M 702 Monthly Payment Option
                  67101M 710 Quarterly Payment Option
                  67101M 728 Semi-Annual Payment Option

                  Registered in Georgia
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, GEORGIA INSURED TRUST 47
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 28, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Municipal Electric Authority of Georgia, Power Revenue             No Optional          AAA           Aaa
                  Bonds, Series Z, 5.50% Due 1/1/20.                                  Call
     500,000    Hospital Authority of Albany-Dougherty County, Georgia,            2003 at 102          AAA           Aaa
                  Revenue Bonds (Phoebe Putney Memorial Hospital), Series
                  1993, 5.00% Due 9/1/20. (Original issue discount bonds
                  delivered on or about August 19, 1993 at a price of
                  89.269% of principal amount.)
     500,000    Metropolitan Atlanta Rapid Transit Authority (Georgia),            2003 at 102          AAA           Aaa
                  Sales Tax Revenue Bonds (Second Indenture Series), Series
                  1993A, 5.125% Due 7/1/17.
     500,000    City of Atlanta, Georgia, General Obligation School                2003 at 102          AAA           Aaa
                  Improvement Bonds, Series 1993, 5.60% Due 12/1/18.
     500,000    City of Atlanta, Georgia, Water and Sewerage Revenue Bonds,        2004 at 102          AAA           Aaa
                  Series 1993, 5.00% Due 1/1/15.
     500,000    Columbus, Georgia, Water and Sewerage Revenue Refunding            2003 at 102          AAA           Aaa
                  Bonds, Series 1993, 5.70% Due 5/1/20.
     500,000    Hospital Authority of Gordon County (Georgia), Revenue             2005 at 102          AAA           Aaa
                  Anticipation Certificates, Series 1995 (Adventist Health
                  System/Sunbelt Obligated Group), 5.75% Due 11/15/25.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     97.93          5.25%            5.28%            5.30%
500-999                 50,000-99,999   4.75           97.77          5.26             5.29             5.31
1,000-2,499           100,000-249,999   4.50           97.52          5.27             5.31             5.32
2,500-4,999           250,000-499,999   4.25           97.26          5.29             5.32             5.34
5,000-9,999           500,000-999,999   3.50           96.51          5.33             5.36             5.38
10,000-24,999     1,000,000- 2,499,999  3.00           96.01          5.36             5.39             5.41
25,000-49,999     2,500,000- 4,999,999  2.50           95.52          5.38             5.42             5.44
50,000 and over    5,000,000 and over   2.00           95.03          5.41             5.44             5.46

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     97.93          5.37%            5.40%            5.42%
500-999                 50,000-99,999   4.75           97.77          5.38             5.41             5.43
1,000-2,499           100,000-249,999   4.50           97.52          5.40             5.43             5.45
2,500-4,999           250,000-499,999   4.25           97.26          5.42             5.45             5.47
5,000-9,999           500,000-999,999   3.50           96.51          5.48             5.51             5.53
10,000-24,999     1,000,000- 2,499,999  3.00           96.01          5.52             5.55             5.57
25,000-49,999     2,500,000- 4,999,999  2.50           95.52          5.56             5.59             5.61
50,000 and over    5,000,000 and over   2.00           95.03          5.60             5.63             5.65

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Georgia Insured                           1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4712(1)                                                  $  5.1416
                                                          --------  $.4284 every month  --------
Quarterly Distribution Plan...........  $   .4712(1)   $  1.2933(2)   $  1.2933      $  1.2933        $  5.1736
Semi-Annual Distribution Plan.........  $   .4712(1)                  $  2.5956(3)                    $  5.1926
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01428 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.4712 per unit for the 33-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.4712 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01428              Quarterly - $0.01437
                             Semi-Annual - $0.01442
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.0 years.
The first bond is scheduled to mature in January, 2015, with the last bond maturity being November, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      PENNSYLVANIA
     INSURED
     TRUST 203

            Estimated Current Return
            First
            Year: 5.34% to 5.55%
            Subsequent
            Years: 5.35% to 5.57%
            as of 09/27/95

            Estimated Long Term Return
            5.42% to 5.70%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H8 316 Monthly Payment Option
                  6706H8 324 Quarterly Payment Option
                  6706H8 332 Semi-Annual Payment Option

                  Registered in Pennsylvania
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, PENNSYLVANIA INSURED TRUST 203
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 28, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Pennsylvania Higher Educational Facilities Authority               2005 at 102          AAA           Aaa
                  (Commonwealth of Pennsylvania), Saint Joseph's University
                  Revenue Bonds, Series of 1995, 5.875% Due 7/15/25.
     500,000    Doylestown Hospital Authority (Commonwealth of                     2004 at 102          AAA           Aaa
                  Pennsylvania), Doylestown Hospital Revenue Bonds, 1993
                  Series A, 5.00% Due 7/1/23. (Original issue discount bonds delivered on or about January 5, 1994 at a price of
                  92.743% of principal amount.)
     500,000    Lancaster County Hospital Authority, Lancaster,                    2004 at 102          AAA           Aaa
                  Pennsylvania, Health Center Revenue Refunding Bonds,
                  Series of 1994 (Masonic Homes Project), 5.00% Due
                  11/15/20. (Original issue discount bonds delivered on or
                  about March 1, 1994 at a price of 92.378% of principal
                  amount.)
     500,000    County of Lawrence, Pennsylvania, General Obligation Bonds,        2004 at 100          AAA           Aaa
                  Series 1994, 5.00% Due 8/1/18.
     500,000    Lehigh County Industrial Development Authority, Pollution          2005 at 102          AAA           Aaa
                  Control Revenue Refunding Bonds, 1995 Series A
                  (Pennsylvania Power & Light Company Project), 6.15% Due
                  8/1/29.
     500,000    Northampton County Industrial Development Authority                2005 at 102          AAA           Aaa
                  (Pennsylvania), Pollution Control Revenue Refunding Bonds,
                  1995 Series A (Metropolitan Edison Company Project), 6.10%
                  Due 7/15/21.
     500,000    Pittsburgh (Pennsylvania) Water and Sewer Authority, Water         2005 at 100          AAA           Aaa
                  and Sewer System First Lien Revenue Bonds, Series A of
                  1995, 5.60% Due 9/1/22.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $     98.83     (5.34%)  5.35%     (5.37%)  5.38%     (5.39%)  5.40%
500-999                 50,000-99,999   4.75           98.68     (5.34)   5.36      (5.38)   5.39      (5.40)   5.41
1,000-2,499           100,000-249,999   4.50           98.42     (5.36)   5.37      (5.39)   5.40      (5.41)   5.42
2,500-4,999           250,000-499,999   4.25           98.16     (5.37)   5.39      (5.41)   5.42      (5.42)   5.44
5,000-9,999           500,000-999,999   3.50           97.40     (5.41)   5.43      (5.45)   5.46      (5.47)   5.48
10,000-24,999     1,000,000- 2,499,999  3.00           96.90     (5.44)   5.46      (5.48)   5.49      (5.49)   5.51
25,000-49,999     2,500,000- 4,999,999  2.50           96.40     (5.47)   5.48      (5.50)   5.52      (5.52)   5.54
50,000 and over    5,000,000 and over   2.00           95.91     (5.50)   5.51      (5.53)   5.55      (5.55)   5.57

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     98.83          5.42%            5.46%            5.48%
500-999                 50,000-99,999   4.75           98.68          5.43             5.47             5.49
1,000-2,499           100,000-249,999   4.50           98.42          5.45             5.49             5.51
2,500-4,999           250,000-499,999   4.25           98.16          5.47             5.51             5.53
5,000-9,999           500,000-999,999   3.50           97.40          5.53             5.57             5.59
10,000-24,999     1,000,000- 2,499,999  3.00           96.90          5.57             5.61             5.63
25,000-49,999     2,500,000- 4,999,999  2.50           96.40          5.60             5.64             5.66
50,000 and over    5,000,000 and over   2.00           95.91          5.64             5.68             5.70

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Pennsylvania Insured                      1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4844(1)                                                  $  5.2867
                                                          --------  $.4404 every month  --------
Quarterly Distribution Plan...........  $   .4844(1)   $  1.3293(2)   $  1.3293      $  1.3293        $  5.3187
Semi-Annual Distribution Plan.........  $   .4844(1)                  $  2.6676(3)                    $  5.3377
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01468 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.4844 per unit for the 33-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.4844 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01468              Quarterly - $0.01477
                             Semi-Annual - $0.01482
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 27.4 years.
The first bond is scheduled to mature in August, 2018, with the last bond maturity being August, 2029.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.